Fair Value Measurements (Details) - Schedule of fair value of the financial liabilities $ in Thousands	3 Months Ended
Mar. 31, 2023 USD ($)
Derivative Liabilities on Convertible Debentures [Member]
Fair Value Measurements (Details) - Schedule of fair value of the financial liabilities [Line Items]
Beginning balance of fair value	$ 405
Recognition of earn-out RSUs
Change in fair value during the period	92
Ending balance of fair value	497
Contingent Earn-out Shares Liability [Member]
Fair Value Measurements (Details) - Schedule of fair value of the financial liabilities [Line Items]
Beginning balance of fair value	564
Recognition of earn-out RSUs
Change in fair value during the period	52
Ending balance of fair value	$ 616